UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  August 1, 2007 to June 30, 2008

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

Name of Fund: Cadogan Opportunities Alternatives Fund, LLC

Period: July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

JK Navigator Fund LP	June 5, 2008	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	N/A	Amend its valuation disclosure language in the Fund Docs to make it more general, and provide investors with a detailed valuation procedure in a written policy.	Issuer
For	N/A	Reduce the withdrawal notice period from 60 to 30 days.	Issuer
For	N/A	Convert from a 3(c)(1) to a 3(c)(7) Fund, transferred the Fund's assets into a Master/Feeder structure, and changed the Fund's name to Steelhead Navigator Fund, L.P.	Issuer
For	N/A
Minor changes to (i) the timing of payment of the management and incentive fees, (ii) its administrative treatment of "hot issues", (iii) eliminate the ability of LPs to call meetings (now all LP votes will be done by written consent), and (iv) expand the GP's rights to establish and adjust reserves.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title)* /s/ A. Michael Waldron
A. Michael Waldron, President

Date  August 12, 2008